Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues, including revenue from affiliates (Notes 5 and 6)	$ 608,447		$ 565,929		$ 459,153
Operating expenses
Operating expenses, including expenses from affiliates (Note 5)	197,639		176,851		133,293
Depreciation and amortization expense	165,517		136,169		88,601
General and administrative expense, including expenses from affiliates (Note 5)	67,579		40,380		31,992
Other operating (income) expense	(766)		739		285
Total operating expenses	429,969		354,139		254,171
Operating income	178,478		211,790		204,982
Other income (expense)
Income from unconsolidated affiliates	67,542		433
Interest expense (Note 11)	(64,739)		(14,884)		(7,426)
Other income	320		287		102
Income before income tax expense	181,601		197,626		197,658
Income tax expense	3,214		3,289		2,431
Net income	178,387		194,337		195,227
Net loss attributable to noncontrolling interests	(68)
Net Income	178,455		194,337		195,227
Limited partner interest in net income
Net income attributable to Access Midstream Partners, L.P.	178,455	[1]	194,337	[1]	109,396	[1]
Less general partner interest in net income	(8,481)		(5,070)		(2,188)
Limited partner interest in net income	$ 169,974		$ 189,267		$ 107,208
Limited Partners Common | Common Units
Net income per limited partner unit - basic and diluted
Net income per unit - basic and diluted	$ 1.11		$ 1.37		$ 0.78
Limited Partners Common | Subordinated Unit
Net income per limited partner unit - basic and diluted
Net income per unit - basic and diluted	$ 1.14		$ 1.37		$ 0.78

[1]	Reflective of general and limited partner interest in net income attributable to Access Midstream Partners, L.P. since closing the Partnership's IPO on August 3, 2010. See Note 4 to the consolidated financial statements.